Pioneer Strategic Income Fund
Schedule of Investments  |  December 31, 2024

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  12/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.3%
	Senior Secured Floating Rate Loan Interests — 0.6% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,867,200	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.971% (Term SOFR + 350 bps), 10/15/28	$ 1,878,870
	Total Chemicals-Diversified	$1,878,870

	Cruise Lines — 0.1%
1,965,075	LC Ahab US Bidco LLC, Initial Term Loan, 7.357% (Term SOFR + 300 bps), 5/1/31	$ 1,982,269
	Total Cruise Lines	$1,982,269

	Electric-Generation — 0.1%
3,271,800	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 3,301,305
	Total Electric-Generation	$3,301,305

	Medical-Drugs — 0.0%†
1,266,825	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.573% (Term SOFR + 400 bps), 4/23/31	$ 1,276,801
	Total Medical-Drugs	$1,276,801

	Medical-Wholesale Drug Distribution — 0.1%
2,989,350	Owens & Minor, Inc., Term B-1 Loan, 8.207% (Term SOFR + 375 bps), 3/29/29	$ 3,030,454
	Total Medical-Wholesale Drug Distribution	$3,030,454

	Metal Processors & Fabrication — 0.0%†
981,945	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.382% (Term SOFR + 375 bps), 11/13/28	$ 963,534
	Total Metal Processors & Fabrication	$963,534

	Recreational Centers — 0.1%
2,691,462	Fitness International LLC, Term B Loan, 9.707% (Term SOFR + 525 bps), 2/12/29	$ 2,709,546
	Total Recreational Centers	$2,709,546

1Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.1%
3,577,726(b)	Hertz Corp., Initial Term B Loan, 6/30/28	$ 3,229,642
698,719(b)	Hertz Corp., Initial Term C Loan, 6/30/28	630,739
	Total Rental Auto & Equipment	$3,860,381

	Retail — 0.0%†
1,039,775	MI Windows and Doors LLC, Term B-2 Loan, 7.357% (Term SOFR + 300 bps), 3/28/31	$ 1,051,906
	Total Retail	$1,051,906

	Total Senior Secured Floating Rate Loan Interests (Cost $19,925,567)	$20,055,066

Shares
	Common Stocks — 0.1% of Net Assets
	Automobile Components — 0.0%†
95,654	Ascent CNR Corp., Class A	$ 956,540
	Total Automobile Components	$956,540

	Communications Equipment — 0.0%†
43,579(c)	Digicel International Finance Ltd.	$ 152,526
	Total Communications Equipment	$152,526

	Household Durables — 0.0%†
1,018,282(c)	Desarrolladora Homex SAB de CV	$ 49
	Total Household Durables	$49

	Oil, Gas & Consumable Fuels — 0.0%†
322	Frontera Energy Corp.	$ 1,926
	Total Oil, Gas & Consumable Fuels	$1,926

	Paper & Forest Products — 0.0%
162,828(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(c)	Grupo Aeromexico SAB de CV	$ 2,612,473
	Total Passenger Airlines	$2,612,473

Pioneer Strategic Income Fund | 12/31/242

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 0.0%†
12,455(c)	Endo, Inc.	$ 298,297
	Total Pharmaceuticals	$298,297

	Total Common Stocks (Cost $2,139,141)	$4,021,811

Principal Amount USD ($)
	Asset Backed Securities — 10.0% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 492,346
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	498,490
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.416% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,678,004
312,797	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	307,199
442,182	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	430,758
1,190,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	1,225,984
3,642,618	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	3,654,856
970,420	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	984,283
2,225,706	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	2,266,665
4,057,750	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	4,065,142
3,260,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	3,295,422
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,342,783
3Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	$ 1,434,407
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,429,773
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	5,030,440
2,176,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	2,193,797
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,854,646
4,000,000(a)	Assurant CLO IV, Ltd., Series 2019-4A, Class E, 11.879% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	3,991,604
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 11.168% (3 Month Term SOFR + 651 bps), 7/15/31 (144A)	2,946,287
3,129,469	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,838,885
3,180,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	3,169,791
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.856% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,994,612
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,748,846
4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.704%, 2/25/46 (144A)	3,461,860
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,032,753
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,488,228
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	59,567
Pioneer Strategic Income Fund | 12/31/244

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	$ 6,878,703
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	3,170,952
1,900,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,906,313
5,631,046	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	5,673,071
1,207,311	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	1,242,357
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,192,210
3,590,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	3,515,531
14,800,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	14,939,927
13,220,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	13,119,466
7,009,842(e)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	6,668,698
13,404,691(e)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 3.25%, 12/28/26 (144A)	12,692,521
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.229% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	998,828
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 12.579% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	2,940,132
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,885,502
12,197,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	12,119,311
5Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.717% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	$ 4,271,267
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,669,245
1,500,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class D, 9.22%, 1/25/29 (144A)	1,507,696
1,050,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class D, 9.41%, 1/27/31 (144A)	1,040,608
15,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	13,958,634
9,887,659	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,844,953
571,636	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	525,352
2,220,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	2,274,370
1,020,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,030,926
797,063(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.855% (SOFR30A + 525 bps), 5/20/32 (144A)	816,576
1,203,809(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class D, 8.605% (SOFR30A + 400 bps), 10/20/32 (144A)	1,211,212
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.306% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	2,964,234
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 11.239% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	2,089,944
219,870	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	215,947
1,896,767	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	1,895,475
2,010,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	1,972,156
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,230,295
Pioneer Strategic Income Fund | 12/31/246

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,292,616	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	$ 1,273,082
3,493,310	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,877,731
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 11.382% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,577,400
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 11.129% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,407,597
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	5,994,192
5,450,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	5,422,173
4,997,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	4,920,620
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.247% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,903,682
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	5,335,040
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,235,493
3,110,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	3,035,454
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,182,886
3,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,760,932
6,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,511,231
3,750,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	390,000
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,521,750
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,773,917
7Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,400,000	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	$ 3,454,988
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,326,593
474,986	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	473,732
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 8.179% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,581,684
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 11.787% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,957,763
5,000,000(d)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,748,566
1,176,470	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	1,175,983
4,022,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	4,210,233
5,810,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	5,963,942
2,550,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30 (144A)	2,568,805
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,874,590
193,143	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	191,984
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,673,451
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,277,504
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,625,182
7,331,874(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	7,412,280
Pioneer Strategic Income Fund | 12/31/248

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,320,959	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	$ 1,290,757
834,290	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	814,638
	Total Asset Backed Securities (Cost $343,554,076)	$331,125,695

	Collateralized Mortgage Obligations—10.9% of Net Assets
5,970,020(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 3,916,075
2,550,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.719% (SOFR30A + 215 bps), 8/25/34 (144A)	2,556,901
5,110,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.769% (SOFR30A + 320 bps), 8/25/34 (144A)	5,166,067
8,062,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,767,976
2,940,651(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,660,144
2,645,685	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,356,954
3,450,000(d)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	2,877,175
6,710,000(d)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	5,630,968
2,953,030(d)	CIM Trust, Series 2021-J2, Class B3, 2.67%, 4/25/51 (144A)	2,317,302
5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,140,679
8,336,397(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.986%, 5/25/51 (144A)	6,684,879
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.333% (SOFR30A + 376 bps), 2/25/40 (144A)	2,804,332
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.333% (SOFR30A + 376 bps), 2/25/40 (144A)	5,184,491
9Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.069% (SOFR30A + 450 bps), 1/25/42 (144A)	$ 17,368,996
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.51% (SOFR30A + 195 bps), 3/25/44 (144A)	3,314,628
3,740,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.269% (SOFR30A + 170 bps), 7/25/44 (144A)	3,757,838
353,476(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	4
2,638,958(d)	CSMC Trust, Series 2021-RPL2, Class M3, 3.643%, 1/25/60 (144A)	1,767,439
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.51% (SOFR30A + 395 bps), 9/26/33 (144A)	8,507,102
7,054,248(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.318% (SOFR30A + 592 bps), 7/15/42	713,725
4,014,820(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.838% (SOFR30A + 644 bps), 8/15/42	506,998
1,932,245(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	396,494
2,326,174(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	485,217
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.219% (SOFR30A + 565 bps), 12/25/50 (144A)	3,018,764
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.683% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,588,115
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.969% (SOFR30A + 740 bps), 11/25/50 (144A)	7,687,419
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.319% (SOFR30A + 375 bps), 12/25/41 (144A)	2,417,235
Pioneer Strategic Income Fund | 12/31/2410

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,725,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 9.319% (SOFR30A + 475 bps), 2/25/42 (144A)	$ 6,017,479
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.649% (SOFR30A + 491 bps), 9/25/47 (144A)	2,625,569
11,136	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	11,094
1,705,969(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.867% (SOFR30A + 644 bps), 8/25/41	139,901
1,624,439(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.517% (SOFR30A + 609 bps), 6/25/48	176,052
1,837,945(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.367% (SOFR30A + 594 bps), 7/25/49	182,764
1,478,677(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.367% (SOFR30A + 594 bps), 8/25/49	166,794
1,493,431(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.367% (SOFR30A + 594 bps), 8/25/49	173,674
1,653,156(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	340,197
16,020,000(d)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	16,030,013
203,804,229(d)(f)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	2,331,418
5,465,794(d)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.926%, 8/25/51 (144A)	4,240,353
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
941,976	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	929,671
1,641,647(a)(f)	Government National Mortgage Association, Series 2019-103, Class SB, 1.565% (1 Month Term SOFR + 594 bps), 8/20/49	169,050
11Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,425,278(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.838% (1 Month Term SOFR + 331 bps), 9/20/49	$ 119,619
20,600,056(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,522,074
20,615,468(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,434,351
9,466,217(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,599,558
1,730,008(f)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	291,746
4,135,920(f)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	758,778
11,916,526(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.768% (1 Month Term SOFR + 324 bps), 1/20/50	134,392
2,342,105(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.984%, 3/25/50 (144A)	2,011,188
1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.984%, 3/25/50 (144A)	995,617
9,640,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,717,309
2,430,094(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.929%, 2/26/52 (144A)	1,902,294
2,747,969(d)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.82%, 7/25/52 (144A)	2,210,544
4,425,422(d)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.829%, 5/28/52 (144A)	3,459,007
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.16% (SOFR30A + 460 bps), 10/25/33 (144A)	1,989,259
69,042,362(d)(f)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.231%, 7/25/51 (144A)	884,253
2,462,692(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.231%, 7/25/51 (144A)	2,045,528
4,350,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.273%, 9/25/56 (144A)	3,132,841
Pioneer Strategic Income Fund | 12/31/2412

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
981,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 6.225%, 4/25/46 (144A)	$ 805,062
129,364,448(d)(f)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	772,875
2,000,000(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,331,472
6,202,759(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,746,506
114,143,119(d)(f)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.116%, 12/25/51 (144A)	689,835
7,956,315(d)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	6,098,331
1,909,993(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.979%, 10/25/51 (144A)	1,493,207
1,624,770(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.979%, 10/25/51 (144A)	1,058,830
4,077,626(d)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.213%, 1/25/52 (144A)	3,217,059
4,454,962(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.101%, 8/25/52 (144A)	3,469,409
5,650,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	3,935,982
5,308,249(d)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.246%, 10/25/52 (144A)	4,157,643
5,662,561(d)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.955%, 9/25/52 (144A)	4,310,973
8,235,381(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.293%, 3/25/52 (144A)	6,542,637
4,608,024(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 7.803% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	4,760,148
2,015,500(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.369% (SOFR30A + 180 bps), 3/25/51 (144A)	1,928,689
1,788,401(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 7.319% (SOFR30A + 275 bps), 3/25/51 (144A)	1,711,012
880,429	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	807,794
1,706,082	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,605,850
13Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
164,092(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	$ 159,785
5,844,897	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,201,040
3,818,940(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.669%, 6/25/51 (144A)	2,972,315
7,787,675(d)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.526%, 4/25/52 (144A)	6,206,363
4,138,266(d)	MFA Trust, Series 2021-AEI2, Class B3, 3.283%, 10/25/51 (144A)	3,270,508
1,278,170(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.943%, 3/25/51 (144A)	1,018,849
7,426,895(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 7.202% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,442,312
13,903,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.859%, 11/25/59 (144A)	11,378,314
2,970,557(d)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.24%, 6/25/51 (144A)	2,384,102
2,381,548(d)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.712%, 6/25/51 (144A)	1,350,911
1,950,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	1,804,516
1,806,819(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	1,389,828
3,445,604(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.477%, 4/25/51 (144A)	2,606,687
2,693,531(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,122,175
2,613,224(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.351%, 4/25/51 (144A)	2,006,456
2,668,037(d)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.78%, 8/25/51 (144A)	2,137,706
Pioneer Strategic Income Fund | 12/31/2414

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,206,434(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	$ 1,781,877
3,235,804(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	2,597,862
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 9.569% (SOFR30A + 500 bps), 11/25/31 (144A)	1,525,615
1,769,167(d)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.704%, 12/25/51 (144A)	1,348,462
4,075,069(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	3,276,562
1,666,170(d)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.707%, 7/25/51 (144A)	1,187,571
2,154,136(d)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.713%, 10/25/51 (144A)	1,694,939
1,723,000(d)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.632%, 11/25/51 (144A)	748,106
3,802,326(d)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.749%, 1/25/52 (144A)	2,985,764
1,931,062(d)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.563%, 6/25/51 (144A)	1,509,383
10,150,000(d)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,041,694
2,381,144(d)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.192%, 5/25/52 (144A)	1,881,953
2,933,184(d)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.656%, 3/25/51 (144A)	2,324,648
1,463,776(d)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.051%, 7/25/51 (144A)	907,499
1,783,000(d)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.856%, 1/25/52 (144A)	875,209
4,100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,638,539
2,743,712(d)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.946%, 2/25/52 (144A)	1,355,812
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.183% (SOFR30A + 1,061 bps), 2/25/47 (144A)	5,806,352
5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.848%, 10/25/56 (144A)	4,093,472
15Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.603% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	$ 5,698,989
8,709,087(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,233,924
8,599,246(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.969% (SOFR30A + 340 bps), 11/25/33 (144A)	8,730,447
800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	625,037
2,250,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,564,401
8,970,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,746,762
8,124,851(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.43%, 3/25/52 (144A)	6,403,342
	Total Collateralized Mortgage Obligations (Cost $422,183,668)	$362,815,708

	Commercial Mortgage-Backed Securities—5.3% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.512% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 3,877,319
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.45% (SOFR30A + 285 bps), 1/20/37 (144A)	3,543,721
4,222,967(e)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.287%, 9/15/48 (144A)	1,092,252
1,895,412(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 8.362% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	568,624
2,945,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.411% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	2,936,717
Pioneer Strategic Income Fund | 12/31/2416

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,685,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.808% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	$ 2,677,448
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.756% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,969,062
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,080,037
4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.064%, 4/15/50	3,632,439
2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.553%, 11/15/48	2,552,158
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.319% (SOFR30A + 775 bps), 1/25/51 (144A)	1,615,638
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 8.319% (SOFR30A + 375 bps), 1/25/51 (144A)	2,807,796
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.569% (SOFR30A + 400 bps), 11/25/51 (144A)	6,118,787
4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.757%, 12/25/26 (144A)	4,278,476
2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	2,639,170
2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.024%, 11/25/32 (144A)	1,937,733
1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.299%, 8/25/33 (144A)	1,599,900
3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.60%, 1/25/26 (144A)	3,468,201
6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.839%, 12/25/27 (144A)	5,870,201
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.78% (SOFR30A + 511 bps), 10/25/28	1,288,463
975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.084%, 10/25/31 (144A)	845,214
4,177,633(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	3,909,409
17Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
8,475,627(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.68% (SOFR30A + 701 bps), 8/25/29	$ 8,149,365
927,969(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.03% (SOFR30A + 636 bps), 1/25/27 (144A)	846,878
1,376,447(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.78% (SOFR30A + 911 bps), 7/25/30 (144A)	1,310,153
5,000,000(g)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,606,745
81,309,398(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	405,571
18,374,996(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	83,252
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,736,060
123,259,113(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	548,528
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	42,575
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.17% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,722,580
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.062% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	2,183,776
750,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.605% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	733,597
550,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	542,501
11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	955,651
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,239,530
1,250,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.318%, 5/15/48	1,165,934
Pioneer Strategic Income Fund | 12/31/2418

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,530,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	$ 3,129,582
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,697,794
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,726,244
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,155,027
10,634,232(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.933% (SOFR30A + 336 bps), 10/25/49 (144A)	10,743,218
1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)	690,100
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	2,187,176
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.403% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,576,752
2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,613,664
5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.844%, 2/25/52 (144A)	4,682,708
2,443,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,155,936
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	6,710,424
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	6,230,842
1,500,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,128,365
7,000,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	7,129,401
3,500,000(d)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	3,564,940
67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.371%, 3/15/51	750,770
19Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,197,296(d)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	$ 6,142,598
899,315(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.923% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	901,571
	Total Commercial Mortgage-Backed Securities (Cost $205,215,570)	$175,498,573

	Convertible Corporate Bonds — 0.4% of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 65,411
	Total Banks	$65,411

	Entertainment — 0.3%
12,093,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 10,291,143
290,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	291,160
	Total Entertainment	$10,582,303

	Software — 0.1%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 2,009,015
	Total Software	$2,009,015

	Total Convertible Corporate Bonds (Cost $15,366,148)	$12,656,729

	Corporate Bonds — 48.5% of Net Assets
	Aerospace & Defense — 0.8%
19,430,000	Boeing Co., 6.858%, 5/1/54	$ 20,651,109
3,475,000	Boeing Co., 7.008%, 5/1/64	3,687,415
2,480,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	2,455,770
	Total Aerospace & Defense	$26,794,294

	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 6,902,289
	Total Agriculture	$6,902,289

	Airlines — 0.9%
5,178,200(h)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 5,016,381
Pioneer Strategic Income Fund | 12/31/2420

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,336,600	American Airlines Pass-Through Trust, 3.95%, 7/11/30	$ 1,235,786
3,413,000(a)	Gol Finance S.A., 14.857% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	3,532,455
1,810,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,782,633
3,915,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	3,856,275
4,035,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	4,084,873
1,070,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	1,070,749
EUR9,300,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	9,850,396
	Total Airlines	$30,429,548

	Auto Manufacturers — 2.4%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,408,559
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,572,924
10,520,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	10,433,754
2,052,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	2,007,656
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,918,072
2,810,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,847,002
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,578,869
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	18,657,844
18,711,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28 (144A)	17,008,849
	Total Auto Manufacturers	$79,433,529

	Auto Parts & Equipment — 0.1%
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	$ 2,292,197
	Total Auto Parts & Equipment	$2,292,197

	Banks — 12.0%
20,800,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 17,537,385
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,948,480
9,295,000(d)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,357,108
21Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
3,460,000(d)(i)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	$ 3,470,965
8,400,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,151,429
4,800,000	Banco Santander S.A., 5.439%, 7/15/31	4,790,231
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,247,289
5,200,000(d)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	5,206,558
2,101,000(d)(i)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	2,085,834
6,150,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	5,089,302
8,070,000(d)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	7,997,516
EUR18,200,000(d)(i)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	17,391,404
2,910,000(d)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	2,933,828
6,860,000(d)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	6,883,890
29,810,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	29,226,644
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,206,903
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,520,257
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	984,271
20,785,000(d)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	20,647,010
3,870,000(d)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	3,873,052
3,450,000(d)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	3,463,741
20,137,000(d)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	16,350,815
5,760,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	6,151,947
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	8,955,870
13,585,000(d)	JPMorgan Chase & Co., 5.534% (SOFR + 155 bps), 11/29/45	13,261,035
17,865,000(d)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	18,594,069
Pioneer Strategic Income Fund | 12/31/2422

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
26,890,000(d)	Lloyds Banking Group Plc, 5.721% (1 Year CMT Index + 107 bps), 6/5/30	$ 27,339,980
11,355,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	11,032,230
5,755,000(d)	Morgan Stanley, 5.516% (SOFR + 171 bps), 11/19/55	5,546,183
7,605,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,629,939
1,930,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,931,994
6,765,000(d)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,944,340
16,049,000(d)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	13,922,958
11,575,000(d)	PNC Financial Services Group, Inc., 5.492% (SOFR + 120 bps), 5/14/30	11,738,240
5,555,000(d)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	5,424,431
5,010,000(d)(i)(j)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
12,080,000(d)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	11,861,901
5,905,000(d)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	5,980,581
2,810,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,858,964
5,565,000(d)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	5,614,118
6,325,000(d)	UBS Group AG, 4.194% (SOFR + 373 bps), 4/1/31 (144A)	5,976,358
5,090,000(d)(i)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	5,832,789
23,889,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	23,067,206
9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	9,815,388
7,250,000(d)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	7,309,887
3,595,000(d)(i)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,701,290
	Total Banks	$398,855,610

23Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Beverages — 0.2%
5,385,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	$ 5,403,170
	Total Beverages	$5,403,170

	Biotechnology — 0.3%
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,446,377
3,515,000	Royalty Pharma Plc, 5.15%, 9/2/29	3,505,132
4,420,000	Royalty Pharma Plc, 5.40%, 9/2/34	4,300,856
	Total Biotechnology	$10,252,365

	Building Materials — 0.3%
6,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	$ 6,410,999
2,340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	2,350,965
	Total Building Materials	$8,761,964

	Chemicals — 0.9%
3,685,000	Braskem Netherlands Finance BV, 8.00%, 10/15/34 (144A)	$ 3,514,385
12,205,000	Celanese US Holdings LLC, 6.95%, 11/15/33	12,666,060
10,207,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	10,098,305
4,915,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	4,891,520
	Total Chemicals	$31,170,270

	Commercial Services — 1.1%
2,695,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 2,754,520
EUR1,930,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	1,922,532
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,330,634
1,920,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	1,941,735
6,252,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	6,397,572
3,300,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	3,403,204
EUR2,055,000	Belron UK Finance Plc, 4.625%, 10/15/29 (144A)	2,179,760
Pioneer Strategic Income Fund | 12/31/2424

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
2,000,000	Belron UK Finance Plc, 5.75%, 10/15/29 (144A)	$ 1,979,418
4,549,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	4,436,250
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,630,799
2,205,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	2,231,242
	Total Commercial Services	$36,207,666

	Computers — 0.1%
EUR1,425,000	Almaviva-The Italian Innovation Co. S.p.A., 5.00%, 10/30/30 (144A)	$ 1,501,918
1,685,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	1,697,752
940,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	958,490
	Total Computers	$4,158,160

	Cosmetics/Personal Care — 0.2%
7,700,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 7,412,865
	Total Cosmetics/Personal Care	$7,412,865

	Distribution/Wholesale — 0.0%†
1,205,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,253,079
	Total Distribution/Wholesale	$1,253,079

	Diversified Financial Services — 4.7%
18,945,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 16,507,144
7,750,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	7,660,747
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	5,631,001
458,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	462,652
13,425,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	13,588,833
11,445,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,763,668
6,950,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,609,840
7,490,000(d)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	7,533,617
25Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
9,860,000(d)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	$ 10,237,444
6,660,000(j)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	701,231
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	4,928,517
4,660,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	4,808,851
17,225,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	17,567,623
8,190,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,440,340
5,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	5,550,581
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	5,132,603
2,285,000	OneMain Finance Corp., 7.875%, 3/15/30	2,383,615
1,130,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	1,183,904
1,315,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	1,338,513
8,110,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	8,301,688
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	3,317,769
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	6,448,052
3,480,000(d)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	3,511,944
3,316,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,194,134
	Total Diversified Financial Services	$155,804,311

	Electric — 1.4%
7,670,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 7,201,488
1,390,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,396,710
1,765,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	1,746,246
4,640,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	4,472,074
3,344,405	Light Energia S.A., 4.375%, 6/18/26	3,344,405
5,390,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	5,541,637
Pioneer Strategic Income Fund | 12/31/2426

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
10,760,000(d)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	$ 10,675,546
1,900,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	1,880,059
7,661,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	7,763,282
2,189,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	2,355,371
	Total Electric	$46,376,818

	Electrical Components & Equipments — 0.3%
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	$ 4,596,585
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	6,002,097
	Total Electrical Components & Equipments	$10,598,682

	Electronics — 0.1%
3,285,000	Flex, Ltd., 5.25%, 1/15/32	$ 3,230,165
	Total Electronics	$3,230,165

	Energy-Alternate Sources — 0.0%†
559,795	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 530,148
	Total Energy-Alternate Sources	$530,148

	Engineering & Construction — 0.1%
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 1,588,532
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,345,909
	Total Engineering & Construction	$2,934,441

	Entertainment — 0.7%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,343,753
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,387,436
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,534,970
	Total Entertainment	$22,266,159

	Food — 1.1%
5,010,000	Aragvi Finance International DAC, 11.125%, 11/20/29 (144A)	$ 4,952,344
1,685,000(h)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	1,781,919
27Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Food — (continued)
2,350,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 2,461,820
1,458,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,213,727
8,612,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	8,572,533
4,610,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	4,689,391
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,102,925
	Total Food	$35,774,659

	Forest Products & Paper — 0.0%†
EUR23,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 23,469
	Total Forest Products & Paper	$23,469

	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 13,740,985
	Total Gas	$13,740,985

	Healthcare-Products — 0.1%
4,475,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 4,533,628
	Total Healthcare-Products	$4,533,628

	Healthcare-Services — 1.1%
7,170,800	Auna S.A., 10.00%, 12/15/29 (144A)	$ 7,528,408
EUR6,850,000	CAB SELAS, 3.375%, 2/1/28 (144A)	6,589,587
10,575,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	10,286,410
EUR2,440,000	RAY Financing LLC, 6.50%, 7/15/31 (144A)	2,642,686
7,900,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	8,050,964
	Total Healthcare-Services	$35,098,055

	Insurance — 1.8%
3,800,000(d)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,744,985
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	11,075,271
9,880,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,902,324
Pioneer Strategic Income Fund | 12/31/2428

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 10,592,132
6,810,000(d)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	7,020,885
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,141,289
	Total Insurance	$59,476,886

	Internet — 0.3%
5,540,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,298,441
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	3,344,243
	Total Internet	$8,642,684

	Iron & Steel — 0.3%
3,185,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,128,023
6,340,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	6,227,161
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	1,944,433
	Total Iron & Steel	$11,299,617

	Leisure Time — 0.5%
EUR6,280,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 7,040,465
870,000	Carnival Corp., 6.00%, 5/1/29 (144A)	867,942
2,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	2,052,926
5,130,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	5,117,817
	Total Leisure Time	$15,079,150

	Lodging — 0.8%
1,720,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,722,086
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,380,824
3,125,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	2,944,654
3,360,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	3,370,917
29Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Lodging — (continued)
1,080,000	Las Vegas Sands Corp., 6.00%, 8/15/29	$ 1,094,025
5,345,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	5,364,146
EUR2,445,000	Motel One GmbH/Muenchen, 7.75%, 4/2/31 (144A)	2,723,172
	Total Lodging	$27,599,824

	Machinery-Diversified — 0.1%
EUR4,025,000(a)	Mangrove Luxco III S.a.r.l., 8.179% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 4,210,989
	Total Machinery-Diversified	$4,210,989

	Media — 0.6%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,289,826
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,478,997
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,239,207
3,765,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	3,764,742
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,719,145
	Total Media	$19,491,917

	Mining — 1.2%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 4,315,081
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	11,186,015
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	11,040,258
2,200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	2,339,590
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	11,620,704
	Total Mining	$40,501,648

	Multi-National — 0.6%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,611,110
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,826,921
INR435,400,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	4,928,594
	Total Multi-National	$18,366,625

Pioneer Strategic Income Fund | 12/31/2430

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Office & Business Equipment — 0.1%
4,740,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 4,671,908
	Total Office & Business Equipment	$4,671,908

	Oil & Gas — 4.6%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,695,784
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	14,537,853
3,170,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	3,088,849
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	5,910,633
31,310,000(d)(i)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 167 bps)	30,764,054
6,510,000	ConocoPhillips Co., 5.65%, 1/15/65	6,153,086
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	4,925,408
4,000,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,976,428
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,391,463
23,191,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	21,802,450
7,420,407	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,163,042
3,570,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	3,605,579
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,858,247
8,381,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	7,570,781
5,375,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	5,265,189
1,230,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,205,863
5,235,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,534,819
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	5,010,782
5,060,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	5,027,110
5,324,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	5,122,884
4,404,000	YPF S.A., 6.95%, 7/21/27 (144A)	4,309,935
	Total Oil & Gas	$153,920,239

	Oil & Gas Services — 0.3%
3,350,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 3,345,832
31Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Oil & Gas Services — (continued)
5,035,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,228,345
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	3,052,942
	Total Oil & Gas Services	$11,627,119

	Packaging & Containers — 0.2%
EUR4,000,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 4,164,531
3,383,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	3,388,190
	Total Packaging & Containers	$7,552,721

	Pharmaceuticals — 0.8%
1,215,000	Novartis Capital Corp., 4.70%, 9/18/54	$ 1,071,616
2,424,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR2,600,000	Rossini S.a.r.l., 6.75%, 12/31/29 (144A)	2,848,070
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,693,484
EUR17,229,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	18,287,472
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,296,818
14,050,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$25,197,460

	Pipelines — 2.5%
4,115,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 4,015,112
3,425,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,449,109
5,520,000(d)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,674,190
5,520,000(d)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	5,731,985
6,338,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	7,039,319
18,445,000	Energy Transfer LP, 5.60%, 9/1/34	18,428,798
1,694,000(d)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,666,008
10,589,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	9,529,166
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,543,899
Pioneer Strategic Income Fund | 12/31/2432

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
3,845,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	$ 3,975,812
9,271,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	9,505,260
2,325,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	2,411,351
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	5,365,857
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,702,110
	Total Pipelines	$82,037,976

	Real Estate — 0.1%
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,582,520
	Total Real Estate	$3,582,520

	REITs — 0.6%
2,425,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,320,699
640,000	Highwoods Realty LP, 2.60%, 2/1/31	533,069
610,000	Highwoods Realty LP, 3.05%, 2/15/30	537,967
16,561,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	10,435,201
1,020,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	1,046,320
2,975,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,699,407
3,760,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	4,009,215
	Total REITs	$21,581,878

	Retail — 0.8%
2,740,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 2,843,149
12,900,000	Darden Restaurants, Inc., 6.30%, 10/10/33	13,531,048
3,170,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	3,029,456
33Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Retail — (continued)
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	$ 4,707,938
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,552,930
	Total Retail	$27,664,521

	Semiconductors — 1.2%
9,090,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 8,892,490
8,134,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	8,248,035
10,114,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	10,204,266
2,945,000	Foundry JV Holdco LLC, 6.25%, 1/25/35 (144A)	2,964,339
1,980,000	Foundry JV Holdco LLC, 6.40%, 1/25/38 (144A)	2,000,610
6,585,000	Microchip Technology, Inc., 5.05%, 2/15/30	6,539,333
	Total Semiconductors	$38,849,073

	Software — 0.2%
EUR6,535,000(a)	TeamSystem S.p.A., 6.679% (3 Month EURIBOR + 350 bps), 7/31/31 (144A)	$ 6,803,126
	Total Software	$6,803,126

	Telecommunications — 1.2%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 357,609
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,374,164
9,874,000	Altice France S.A., 5.50%, 1/15/28 (144A)	7,278,670
EUR2,785,000	Iliad Holding SASU, 5.375%, 4/15/30 (144A)	2,967,060
EUR3,000,000	Iliad Holding SASU, 6.875%, 4/15/31 (144A)	3,332,748
1,580,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	1,679,800
EUR6,915,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	7,162,903
2,225,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	2,228,338
9,900,000	Total Play Telecomunicaciones S.A. de CV, 6.375%, 9/20/28 (144A)	7,651,871
EUR2,400,000	Zegona Finance Plc, 6.75%, 7/15/29 (144A)	2,645,395
2,100,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	2,226,069
	Total Telecommunications	$38,904,627

Pioneer Strategic Income Fund | 12/31/2434

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — 0.2%
4,910,000	Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31 (144A)	$ 4,160,023
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,085,965
	Total Transportation	$6,245,988

	Total Corporate Bonds (Cost $1,646,492,101)	$1,613,547,022

	Insurance-Linked Securities — 4.3% of Net Assets#
	Event Linked Bonds — 2.1%
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.414%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 501,500
500,000(a)	Acorn Re, 7.414%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	504,100
500,000(a)	Ursa Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	511,050
500,000(a)	Veraison Re, 11.198%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	523,200
		$2,039,850

	Flood – U.S. — 0.1%
2,250,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 2,290,455
1,000,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,050,550
		$3,341,005

	Health – U.S. — 0.2%
250,000(a)	Vitality Re XII, 7.034%, (3 Month U.S. Treasury Bill + 275 bps), 1/7/25 (144A)	$ 249,250
2,000,000(a)	Vitality Re XIII, 6.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	1,992,800
4,000,000(a)	Vitality Re XIV, 7.814%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,051,200
400,000(a)	Vitality Re XIV, 8.784%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	407,040
		$6,700,290

	Multiperil – U.S. — 0.9%
500,000(a)	Aquila Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 513,800
35Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Bonanza Re, 8.604%, (N/A + 375 bps), 12/19/27 (144A)	$ 249,968
1,000,000(a)	Bonanza Re, 9.774%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	999,949
500,000(a)	Four Lakes Re, 8.704%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	498,500
250,000(a)	Four Lakes Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	249,985
250,000(a)	Four Lakes Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	254,950
250,000(a)	Four Lakes Re, 12.534%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	249,967
750,000(a)	Fuchsia 2024-1 , 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	749,625
500,000(a)	Herbie Re, 11.524%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	499,966
500,000(a)	Herbie Re, 14.034%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	498,500
2,500,000(a)	High Point Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,542,000
1,750,000(a)	Matterhorn Re, 9.649%, (SOFR + 525 bps), 3/24/25 (144A)	1,760,500
750,000(a)	Matterhorn Re, 12.149%, (SOFR + 775 bps), 3/24/25 (144A)	760,500
500,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	525,400
1,000,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,061,000
850,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	891,055
2,900,000(a)	Mystic Re IV, 13.454%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,044,420
750,000(a)	Residential Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	764,858
750,000(a)	Residential Re, 10.204%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	787,575
1,500,000(a)	Residential Re, 11.974%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,583,100
1,500,000(a)	Residential Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,578,000
Pioneer Strategic Income Fund | 12/31/2436

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
750,000(a)	Residential Re 2004, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	$ 770,923
1,500,000(a)	Sanders Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	1,499,898
2,000,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	2,002,706
750,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	780,450
2,250,000(a)	Sanders Re II, 7.314%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,254,500
250,000(a)	Sanders Re III, 9.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	260,300
750,000(a)	Sanders Re III, 10.554%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	791,025
750,000(a)	Sussex Re, 12.644%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	747,750
		$29,171,170

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.933%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 847,575
250,000(a)	Easton Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	256,950
500,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	508,850
1,000,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,046,500
250,000(a)	Matterhorn Re, 10.176%, (SOFR + 575 bps), 12/8/25 (144A)	250,000
800,000(a)	Mona Lisa Re, 16.814%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	841,520
500,000(a)	Northshore Re II, 12.284%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	514,350
		$4,265,745

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re, 12.554%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 787,350
1,000,000(a)	Kilimanjaro III Re, 10.164%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	1,021,400
37Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
1,000,000(a)	Locke Tavern Re, 9.066%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	$ 1,023,900
2,500,000(a)	Long Point Re IV, 8.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,536,000
		$5,368,650

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.159%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,309,250
500,000(a)	Cat Re 2001, 16.784%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	516,000
1,000,000(a)	Kendall Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,057,600
250,000(a)	Silk Road Re, 10.314%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	248,750
		$3,131,600

	Windstorm – Florida — 0.0%†
500,000(a)	Integrity Re, 11.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 50,000
250,000(a)	Marlon Re, 11.314%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	251,125
500,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	527,000
500,000(a)	Purple Re, 13.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	519,250
		$1,347,375

	Windstorm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 771,525
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.609%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 265,925
250,000(a)	International Bank for Reconstruction & Development, 18.127%, (SOFR + 1,372 bps), 4/24/28 (144A)	261,000
		$526,925

Pioneer Strategic Income Fund | 12/31/2438

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 9.564%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 509,200
1,250,000(a)	Blue Ridge Re, 12.314%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,303,500
		$1,812,700

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 522,250
250,000(a)	Alamo Re, 12.034%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	260,800
		$783,050

	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 12.676%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,047,700
250,000(a)	Bonanza Re, 9.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	251,928
250,000(a)	Bonanza Re, 12.734%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	258,550
1,000,000(a)	Cape Lookout Re, 12.734%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,043,900
250,000(a)	Gateway Re, 13.554%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	256,875
500,000(a)	Gateway Re, 18.274%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	544,745
250,000(a)	Gateway Re II, 13.184%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	265,850
2,500,000(a)	Queen Street Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,578,250
		$6,247,798

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.784%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 256,575
	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.047%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 760,650
39Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,305,000
1,000,000(a)	Lightning Re, 15.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,075,000
		$2,380,000

	Total Event Linked Bonds	$68,904,908

Face Amount USD ($)
	Collateralized Reinsurance — 0.8%
	Earthquakes – California — 0.0%†
1,030,000(c)(k)+	Adare Re 2025, 9/30/30	$ 1,030,000
	Multiperil – Massachusetts — 0.0%†
400,000(c)(k)+	Portsalon Re 2022, 5/31/28	$ 366,768
	Multiperil – U.S. — 0.4%
1,506,560(k)+	Ballybunion Re 2022, 12/31/27	$ 94,612
1,000,000(c)(k)+	Cheltenham-PI0051 Re 2024, 5/31/30	966,259
250,000(c)(k)+	Mangrove Risk Solutions, 5/10/25 (144A)	240,200
9,326,910(c)(k)+	PI0047 2024-1, 12/31/29	10,220,788
		$11,521,859

	Multiperil – Worldwide — 0.3%
5,000,000(c)(k)+	Gamboge Re, 3/31/30	$ 5,024,903
1,000,000(c)(k)+	Merion Re 2024-1, 12/31/29	1,049,965
250,000(c)(k)+	Old Head Re 2024, 12/31/29	260,777
1,000,000(c)(k)+	Phoenix 3 Re, 1/4/39	779,791
750,000(c)(k)+	Pine Valley Re 2024, 12/31/28	739,567
300,000(k)+	Walton Health Re 2019, 6/30/25	41,097
2,000,000(c)(k)+	Walton Health Re 2022, 12/15/27	291,507
		$8,187,607

	Windstorm – North Carolina — 0.0%†
1,750,000(k)+	Mangrove Risk Solutions, 4/30/30	$ 24,325
500,000(k)+	Mangrove Risk Solutions, 4/30/30	4,100
250,000(k)+	Mangrove Risk Solutions, 4/30/30	1,100
		$29,525

	Windstorm – U.S. — 0.1%
3,000,000(c)(k)+	PI0048 Re 2024, 11/30/27	$ 3,056,190
Pioneer Strategic Income Fund | 12/31/2440

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
5,804,192(c)(k)+	Oakmont Re 2020, 3/31/27	$ —
1,500,000(c)(k)+	Oakmont Re 2024, 4/1/30	1,538,488
		$1,538,488

	Total Collateralized Reinsurance	$25,730,437

	Reinsurance Sidecars — 1.4%
	Multiperil – U.S. — 0.0%†
3,000,000(c)(l)+	Harambee Re 2018, 12/31/25	$ 1,500
5,000,000(l)+	Harambee Re 2019, 12/31/25	—
3,000,000(c)(l)+	Harambee Re 2020, 12/31/25	—
		$1,500

	Multiperil – Worldwide — 1.4%
250,000(l)+	Alturas Re 2020-3, 9/30/25	$ —
236,951(l)+	Alturas Re 2021-3, 7/31/25	9,715
2,318,301(l)+	Alturas Re 2022-2, 12/31/27	129,593
1,000,000(c)(k)+	Banbury-PI0050 Re 2024, 3/31/30	1,061,509
5,000,000(c)(k)+	Bantry Re 2024, 12/31/29	5,672,716
2,000,000(c)(k)+	Berwick Re 2020-1, 12/31/25	14,352
2,500,000(c)(k)+	Berwick Re 2024-1, 12/31/29	2,961,039
524,241(c)(k)+	Eden Re II, 3/21/25 (144A)	33,184
880,000(c)(k)+	Eden Re II, 3/20/26 (144A)	20,337
30,000(k)+	Eden Re II, 3/19/27 (144A)	88,035
2,900,000(c)(k)+	Eden Re II, 3/17/28 (144A)	3,515,670
1,250,000(c)(k)+	Gleneagles Re 2021, 12/31/25	125
1,250,000(c)(k)+	Gleneagles Re 2022, 12/31/27	187,500
5,000,000(c)(k)+	Gullane Re 2024, 12/31/29	5,504,261
2,545,246(c)(l)+	Lorenz Re 2019, 6/30/25	19,853
6,551,154(c)(k)+	Merion Re 2022-2, 12/31/27	5,883,977
2,750,000(c)(k)+	Pangaea Re 2024-1, 12/31/29	3,300,296
2,500,000(c)(k)+	Pangaea Re 2024-3, 7/1/28	2,696,356
6,362(c)(k)+	Sector Re V, 12/1/27 (144A)	148,244
4,000,000(c)(k)+	Sector Re V, 12/1/28 (144A)	5,488,252
2,500,000(c)(k)+	Sector Re V, 12/1/28 (144A)	3,430,157
1,000,000(k)+	Sussex Re 2021-1, 12/31/25	—
4,000,000(c)(l)+	Thopas Re 2020, 12/31/25	800
5,000,000(l)+	Thopas Re 2021, 12/31/25	46,500
3,000,000(l)+	Thopas Re 2022, 12/31/27	—
3,192,294(l)+	Thopas Re 2023, 12/31/28	10,854
3,192,294(c)(l)+	Thopas Re 2024, 12/31/29	4,119,017
2,818,951(l)+	Torricelli Re 2021, 7/31/25	18,323
3,000,000(l)+	Torricelli Re 2022, 6/30/28	10,500
41Pioneer Strategic Income Fund | 12/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,250,000(l)+	Torricelli Re 2023, 6/30/29	$ 58,825
3,000,000(c)(l)+	Torricelli Re 2024, 6/30/30	3,298,914
1,250,000(c)(l)+	Viribus Re 2018, 12/31/25	—
3,650,000(l)+	Viribus Re 2019, 12/31/25	—
4,139,570(c)(l)+	Viribus Re 2020, 12/31/25	127,085
2,500,000(c)(l)+	Viribus Re 2022, 12/31/27	4,000
1,500,000(l)+	Viribus Re 2023, 12/31/28	69,450
250,000(c)(l)+	Viribus Re 2024, 12/31/29	345,325
		$48,274,764

	Total Reinsurance Sidecars	$48,276,264

	Total Insurance-Linked Securities (Cost $131,577,379)	$142,911,609

Principal Amount USD ($)
	Foreign Government Bonds — 4.1% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,673,457
	Total Angola	$5,673,457

	Argentina — 0.2%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 285,727
5,955,800(e)	Argentine Republic Government International Bond, 4.125%, 7/9/35	3,949,622
3,407,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	3,441,070
	Total Argentina	$7,676,419

	Colombia — 0.5%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,808,800
12,405,000	Colombia Government International Bond, 7.750%, 11/7/36	12,130,849
	Total Colombia	$15,939,649

	Egypt — 0.4%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,099,336
Pioneer Strategic Income Fund | 12/31/2442

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Egypt — (continued)
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	$ 4,770,758
6,100,000	Egypt Government International Bond, 7.300%, 9/30/33 (144A)	5,163,906
	Total Egypt	$12,034,000

	El Salvador — 0.0%†
1,250,000	El Salvador Government International Bond, 9.650%, 11/21/54 (144A)	$ 1,308,200
	Total El Salvador	$1,308,200

	Ghana — 0.1%
224,576(g)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 209,493
443,302(g)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	343,678
1,698,356(e)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	1,464,638
2,442,264(e)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	1,715,581
	Total Ghana	$3,733,390

	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 13,280,811
	Total Indonesia	$13,280,811

	Ivory Coast — 0.4%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 8,160,420
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,169,803
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,228,125
	Total Ivory Coast	$13,558,348

	Romania — 0.3%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 6,397,520
EUR4,515,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	4,482,071
	Total Romania	$10,879,591

43Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 5,185,637
	Total Serbia	$5,185,637

	South Africa — 0.3%
12,195,000	Republic of South Africa Government International Bond, 5.875%, 4/20/32	$ 11,448,483
	Total South Africa	$11,448,483

	Supranational — 0.3%
INR581,000,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 6,732,888
KZT1,169,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	2,224,191
	Total Supranational	$8,957,079

	Ukraine — 0.2%
370,029(e)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 202,776
1,382,741(e)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	570,381
1,168,514(e)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	688,839
973,762(e)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	570,868
1,466,437(e)	Ukraine Government International Bond, 1.750%, 2/1/34 (144A)	828,537
2,370,899(e)	Ukraine Government International Bond, 1.750%, 2/1/35 (144A)	1,303,994
2,936,660(e)	Ukraine Government International Bond, 1.750%, 2/1/36 (144A)	1,586,531
	Total Ukraine	$5,751,926

	United Arab Emirates — 0.5%
16,925,000	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 16,789,228
	Total United Arab Emirates	$16,789,228

Pioneer Strategic Income Fund | 12/31/2444

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 4,343,546
	Total Uruguay	$4,343,546

	Total Foreign Government Bonds (Cost $147,719,005)	$136,559,764

	U.S. Government and Agency Obligations — 19.1% of Net Assets
20,372,253	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 16,362,778
148,741	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	124,039
1,239,060	Federal Home Loan Mortgage Corp., 2.000%, 2/1/51	965,866
807,480	Federal Home Loan Mortgage Corp., 2.000%, 4/1/51	628,944
1,199,907	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	936,583
18,954,553	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	15,625,739
663,309	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	540,801
170,185	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	138,748
105,999	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	92,810
27,725	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	24,730
2,123,283	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,892,726
164,353	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	146,036
1,310,406	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,171,287
1,554,220	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,466,413
547,995	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	507,536
162,217	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	150,033
99,665	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	91,570
89,341	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	81,834
45Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
155,263	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	$ 142,264
500,355	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	483,570
1,403,248	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,400,112
853	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	850
225,236	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	223,926
1,420,990	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,385,778
113,277	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	109,466
29,307	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,333
109,251	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	105,725
303,146	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	293,456
1,894,469	Federal Home Loan Mortgage Corp., 5.500%, 6/1/39	1,907,242
604,321	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	608,038
1,781,563	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,786,535
286,086	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	285,546
481,681	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	478,115
150,832	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	149,430
1,086,921	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,078,953
31,223,858	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	30,856,723
18,916,118	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	18,680,078
99,753	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	99,203
11,979	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	12,177
Pioneer Strategic Income Fund | 12/31/2446

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,338	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	$ 1,346
9,158	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	9,212
14,152	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	14,556
42,117	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	42,902
16,157	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	16,594
1,420	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,457
34,679	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	35,977
555,987	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	566,044
609,839	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	613,262
296,841	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	302,964
248,694	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	252,587
166,332	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	170,513
176,785	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	178,457
91,481	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	92,074
161,314	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	163,284
615,114	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	621,472
351,942	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	353,786
23,224,728	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	23,339,308
150,791	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	154,598
177,434	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	180,437
451,617	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	456,734
47Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
211,372	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	$ 213,233
328,377	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	332,616
199,346	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	201,829
5,918,736	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,957,919
1,674,804	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,688,367
1,554,730	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,568,098
1,719,410	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,737,671
505,831	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	521,092
667,233	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	680,751
1,370	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,416
183,210	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	187,331
660,568	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	681,860
4,365,583	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	4,554,099
155,909	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	161,088
146,578	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	151,049
150,074	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	153,840
653,537	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	671,534
37,733,685	Federal National Mortgage Association, 1.500%, 3/1/42	30,331,705
9,448,103	Federal National Mortgage Association, 2.000%, 12/1/41	7,853,581
499,617	Federal National Mortgage Association, 2.000%, 2/1/42	415,213
184,976	Federal National Mortgage Association, 2.000%, 2/1/42	153,281
Pioneer Strategic Income Fund | 12/31/2448

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
559,486	Federal National Mortgage Association, 2.000%, 11/1/50	$ 444,009
287,029	Federal National Mortgage Association, 2.000%, 1/1/51	229,665
1,314,872	Federal National Mortgage Association, 2.000%, 4/1/51	1,024,251
608,718	Federal National Mortgage Association, 2.000%, 4/1/51	474,183
4,962,119	Federal National Mortgage Association, 2.000%, 11/1/51	3,947,525
3,449,202	Federal National Mortgage Association, 2.000%, 3/1/52	2,695,181
217,271	Federal National Mortgage Association, 2.500%, 9/1/50	182,356
174,371	Federal National Mortgage Association, 2.500%, 10/1/50	146,353
20,126,829	Federal National Mortgage Association, 2.500%, 5/1/51	16,716,958
560,914	Federal National Mortgage Association, 2.500%, 5/1/51	466,346
7,156,758	Federal National Mortgage Association, 2.500%, 11/1/51	5,940,180
16,947,801	Federal National Mortgage Association, 2.500%, 1/1/52	13,996,472
1,245,968	Federal National Mortgage Association, 2.500%, 2/1/52	1,033,189
318,826	Federal National Mortgage Association, 2.500%, 4/1/52	263,680
36,200	Federal National Mortgage Association, 3.000%, 5/1/46	31,669
51,516	Federal National Mortgage Association, 3.000%, 10/1/46	45,068
155,728	Federal National Mortgage Association, 3.000%, 11/1/46	136,193
87,152	Federal National Mortgage Association, 3.000%, 11/1/46	75,814
31,022	Federal National Mortgage Association, 3.000%, 1/1/47	27,136
33,280	Federal National Mortgage Association, 3.000%, 3/1/47	29,101
412,580	Federal National Mortgage Association, 3.000%, 3/1/47	358,823
49Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,410,028	Federal National Mortgage Association, 3.000%, 3/1/47	$ 1,233,047
899,699	Federal National Mortgage Association, 3.000%, 4/1/47	786,716
1,631,425	Federal National Mortgage Association, 3.000%, 5/1/48	1,419,187
9,622,048	Federal National Mortgage Association, 3.000%, 1/1/52	8,304,314
12,978,135	Federal National Mortgage Association, 3.000%, 3/1/52	11,246,938
9,000,000	Federal National Mortgage Association, 3.000%, 1/1/55 (TBA)	7,642,969
2,831,218	Federal National Mortgage Association, 3.000%, 2/1/57	2,307,417
613,821	Federal National Mortgage Association, 3.500%, 1/1/48	553,571
1,057,622	Federal National Mortgage Association, 3.500%, 5/1/49	963,383
2,528,580	Federal National Mortgage Association, 3.500%, 3/1/52	2,264,171
4,732,334	Federal National Mortgage Association, 3.500%, 3/1/52	4,219,076
452,959	Federal National Mortgage Association, 3.500%, 4/1/52	402,942
2,113,467	Federal National Mortgage Association, 3.500%, 4/1/52	1,882,950
862,831	Federal National Mortgage Association, 3.500%, 4/1/52	771,333
3,321,662	Federal National Mortgage Association, 3.500%, 5/1/52	2,961,776
426,083	Federal National Mortgage Association, 3.500%, 5/1/52	383,463
3,308,237	Federal National Mortgage Association, 3.500%, 6/1/52	2,950,554
3,000,000	Federal National Mortgage Association, 3.500%, 1/1/55 (TBA)	2,653,250
1,227,183	Federal National Mortgage Association, 3.500%, 9/1/55	1,104,405
6,269,569	Federal National Mortgage Association, 3.500%, 8/1/58	5,532,772
2,202	Federal National Mortgage Association, 4.000%, 12/1/30	2,159
Pioneer Strategic Income Fund | 12/31/2450

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,139,843	Federal National Mortgage Association, 4.000%, 10/1/40	$ 2,962,397
1,240,508	Federal National Mortgage Association, 4.000%, 12/1/40	1,170,407
10,418	Federal National Mortgage Association, 4.000%, 12/1/41	9,830
52,211	Federal National Mortgage Association, 4.000%, 7/1/42	49,002
6,801,889	Federal National Mortgage Association, 4.000%, 4/1/44	6,414,781
44,113	Federal National Mortgage Association, 4.000%, 6/1/44	41,281
16,794	Federal National Mortgage Association, 4.000%, 6/1/45	15,811
100,649	Federal National Mortgage Association, 4.000%, 7/1/45	93,663
22,850	Federal National Mortgage Association, 4.000%, 5/1/51	20,998
3,324,078	Federal National Mortgage Association, 4.000%, 7/1/51	3,061,140
70,154	Federal National Mortgage Association, 4.000%, 8/1/51	64,349
1,055,843	Federal National Mortgage Association, 4.000%, 9/1/51	976,254
160,840	Federal National Mortgage Association, 4.000%, 6/1/52	147,303
2,823,907	Federal National Mortgage Association, 4.500%, 9/1/43	2,737,804
1,924,604	Federal National Mortgage Association, 4.500%, 1/1/44	1,865,875
215,766	Federal National Mortgage Association, 4.500%, 1/1/47	207,310
643,416	Federal National Mortgage Association, 4.500%, 2/1/47	618,206
28,449	Federal National Mortgage Association, 4.500%, 8/1/54	26,769
8,000,000	Federal National Mortgage Association, 4.500%, 1/1/55 (TBA)	7,523,779
682,830	Federal National Mortgage Association, 5.000%, 6/1/35	677,095
217,718	Federal National Mortgage Association, 5.000%, 7/1/35	216,140
51Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
550,898	Federal National Mortgage Association, 5.000%, 7/1/35	$ 546,256
198,148	Federal National Mortgage Association, 5.000%, 8/1/35	196,530
260,607	Federal National Mortgage Association, 5.000%, 1/1/39	258,528
76,738	Federal National Mortgage Association, 5.000%, 7/1/41	76,465
1,744,450	Federal National Mortgage Association, 5.000%, 9/1/43	1,726,029
7,226,063	Federal National Mortgage Association, 5.000%, 12/1/44	7,200,337
4,050,358	Federal National Mortgage Association, 5.000%, 8/1/52	3,922,005
258,337	Federal National Mortgage Association, 5.000%, 2/1/53	250,251
380,786	Federal National Mortgage Association, 5.000%, 2/1/53	369,102
527,236	Federal National Mortgage Association, 5.000%, 2/1/53	510,443
984,921	Federal National Mortgage Association, 5.000%, 4/1/53	953,466
125,601	Federal National Mortgage Association, 5.000%, 4/1/53	121,548
715,111	Federal National Mortgage Association, 5.000%, 4/1/53	691,983
1,000,000	Federal National Mortgage Association, 5.000%, 1/1/55 (TBA)	965,075
32,000,000	Federal National Mortgage Association, 5.000%, 2/1/55 (TBA)	30,867,387
4,193	Federal National Mortgage Association, 5.500%, 5/1/33	4,169
2,740	Federal National Mortgage Association, 5.500%, 6/1/33	2,770
9,467	Federal National Mortgage Association, 5.500%, 7/1/33	9,658
19,757	Federal National Mortgage Association, 5.500%, 4/1/34	19,929
3,275	Federal National Mortgage Association, 5.500%, 10/1/35	3,297
36,950	Federal National Mortgage Association, 5.500%, 12/1/35	37,100
Pioneer Strategic Income Fund | 12/31/2452

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,425	Federal National Mortgage Association, 5.500%, 3/1/36	$ 18,642
1,666,283	Federal National Mortgage Association, 5.500%, 6/1/39	1,677,518
466,342	Federal National Mortgage Association, 5.500%, 5/1/49	467,116
1,489,808	Federal National Mortgage Association, 5.500%, 4/1/50	1,493,353
3,342,434	Federal National Mortgage Association, 5.500%, 4/1/50	3,351,076
419,464	Federal National Mortgage Association, 5.500%, 11/1/52	415,082
1,570,953	Federal National Mortgage Association, 5.500%, 2/1/53	1,553,898
1,040,692	Federal National Mortgage Association, 5.500%, 4/1/53	1,032,202
1,119,720	Federal National Mortgage Association, 5.500%, 4/1/53	1,109,970
172,439	Federal National Mortgage Association, 5.500%, 4/1/53	171,963
532,406	Federal National Mortgage Association, 5.500%, 4/1/53	526,468
433,652	Federal National Mortgage Association, 5.500%, 4/1/53	433,102
11,792,857	Federal National Mortgage Association, 5.500%, 9/1/53	11,652,071
2,318,785	Federal National Mortgage Association, 5.500%, 9/1/53	2,289,433
33,000,000	Federal National Mortgage Association, 5.500%, 2/1/55 (TBA)	32,539,498
276	Federal National Mortgage Association, 6.000%, 3/1/32	283
470	Federal National Mortgage Association, 6.000%, 10/1/32	483
2,249	Federal National Mortgage Association, 6.000%, 11/1/32	2,303
6,664	Federal National Mortgage Association, 6.000%, 12/1/32	6,696
2,133	Federal National Mortgage Association, 6.000%, 1/1/33	2,192
1,107	Federal National Mortgage Association, 6.000%, 3/1/33	1,128
53Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,169	Federal National Mortgage Association, 6.000%, 5/1/33	$ 8,301
18,506	Federal National Mortgage Association, 6.000%, 12/1/33	19,010
14,392	Federal National Mortgage Association, 6.000%, 1/1/34	14,680
75,003	Federal National Mortgage Association, 6.000%, 6/1/37	76,868
32,506	Federal National Mortgage Association, 6.000%, 12/1/37	33,701
51,882	Federal National Mortgage Association, 6.000%, 4/1/38	53,761
13,037	Federal National Mortgage Association, 6.000%, 7/1/38	13,165
1,569,963	Federal National Mortgage Association, 6.000%, 1/1/53	1,610,294
488,053	Federal National Mortgage Association, 6.000%, 1/1/53	496,271
511,782	Federal National Mortgage Association, 6.000%, 2/1/53	517,584
180,888	Federal National Mortgage Association, 6.000%, 2/1/53	185,348
95,978	Federal National Mortgage Association, 6.000%, 3/1/53	96,941
170,249	Federal National Mortgage Association, 6.000%, 3/1/53	172,779
343,366	Federal National Mortgage Association, 6.000%, 4/1/53	346,684
548,435	Federal National Mortgage Association, 6.000%, 4/1/53	554,844
2,887,082	Federal National Mortgage Association, 6.000%, 5/1/53	2,960,909
1,476,267	Federal National Mortgage Association, 6.000%, 5/1/53	1,510,796
157,529	Federal National Mortgage Association, 6.000%, 6/1/53	160,541
196,622	Federal National Mortgage Association, 6.000%, 6/1/53	199,077
196,839	Federal National Mortgage Association, 6.000%, 6/1/53	197,861
196,460	Federal National Mortgage Association, 6.000%, 6/1/53	198,279
Pioneer Strategic Income Fund | 12/31/2454

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
134,294	Federal National Mortgage Association, 6.000%, 6/1/53	$ 135,695
333,369	Federal National Mortgage Association, 6.000%, 6/1/53	340,691
271,886	Federal National Mortgage Association, 6.000%, 6/1/53	276,298
2,365,225	Federal National Mortgage Association, 6.000%, 8/1/53	2,401,452
8,731,664	Federal National Mortgage Association, 6.000%, 9/1/53	8,778,406
600,004	Federal National Mortgage Association, 6.000%, 2/1/54	608,588
8,165,292	Federal National Mortgage Association, 6.000%, 2/1/54	8,205,576
311,393	Federal National Mortgage Association, 6.000%, 3/1/54	315,147
498,204	Federal National Mortgage Association, 6.000%, 3/1/54	501,128
197,271	Federal National Mortgage Association, 6.000%, 8/1/54	200,213
32,000,000	Federal National Mortgage Association, 6.000%, 2/1/55 (TBA)	32,120,000
144	Federal National Mortgage Association, 6.500%, 5/1/31	148
67	Federal National Mortgage Association, 6.500%, 6/1/31	68
175	Federal National Mortgage Association, 6.500%, 2/1/32	179
1,280	Federal National Mortgage Association, 6.500%, 3/1/32	1,330
450	Federal National Mortgage Association, 6.500%, 8/1/32	461
99,449	Federal National Mortgage Association, 6.500%, 2/1/53	102,649
1,098,657	Federal National Mortgage Association, 6.500%, 3/1/53	1,134,774
227,446	Federal National Mortgage Association, 6.500%, 3/1/53	235,589
654,181	Federal National Mortgage Association, 6.500%, 3/1/53	669,890
156,850	Federal National Mortgage Association, 6.500%, 4/1/53	161,815
55Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
175,398	Federal National Mortgage Association, 6.500%, 4/1/53	$ 182,033
217,942	Federal National Mortgage Association, 6.500%, 4/1/53	224,661
150,381	Federal National Mortgage Association, 6.500%, 2/1/54	154,981
99,109	Federal National Mortgage Association, 6.500%, 5/1/54	102,642
12,025,169	Federal National Mortgage Association, 6.500%, 6/1/54	12,274,716
199,470	Federal National Mortgage Association, 6.500%, 9/1/54	204,702
56,000,000	Federal National Mortgage Association, 6.500%, 1/1/55 (TBA)	57,155,000
79	Federal National Mortgage Association, 7.000%, 5/1/28	82
58	Federal National Mortgage Association, 7.000%, 2/1/29	60
197	Federal National Mortgage Association, 7.000%, 7/1/31	205
28	Federal National Mortgage Association, 7.500%, 1/1/28	28
9,000,000	Government National Mortgage Association, 2.000%, 1/20/55 (TBA)	7,196,484
13,000,000	Government National Mortgage Association, 2.500%, 1/20/55 (TBA)	10,855,000
7,000,000	Government National Mortgage Association, 3.000%, 1/20/55 (TBA)	6,069,219
1,000,000	Government National Mortgage Association, 3.500%, 1/20/55 (TBA)	893,792
1,000,000	Government National Mortgage Association, 3.500%, 2/20/55 (TBA)	893,987
4,000,000	Government National Mortgage Association, 5.000%, 1/20/55 (TBA)	3,880,156
4,000,000	Government National Mortgage Association, 5.500%, 1/20/55 (TBA)	3,966,932
3,000,000	Government National Mortgage Association, 6.000%, 1/20/55 (TBA)	3,019,688
4,000,000	Government National Mortgage Association, 6.500%, 1/20/55 (TBA)	4,068,496
359,738	Government National Mortgage Association I, 3.500%, 10/15/42	329,873
Pioneer Strategic Income Fund | 12/31/2456

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,361	Government National Mortgage Association I, 4.000%, 3/15/39	$ 1,287
2,525	Government National Mortgage Association I, 4.000%, 4/15/39	2,364
2,210	Government National Mortgage Association I, 4.000%, 4/15/39	2,087
3,462	Government National Mortgage Association I, 4.000%, 7/15/39	3,237
2,666	Government National Mortgage Association I, 4.000%, 1/15/40	2,504
54,960	Government National Mortgage Association I, 4.000%, 4/15/40	51,633
90,000	Government National Mortgage Association I, 4.000%, 7/15/40	84,105
55,786	Government National Mortgage Association I, 4.000%, 8/15/40	52,408
30,678	Government National Mortgage Association I, 4.000%, 8/15/40	28,669
15,138	Government National Mortgage Association I, 4.000%, 9/15/40	14,221
18,121	Government National Mortgage Association I, 4.000%, 10/15/40	17,138
4,624	Government National Mortgage Association I, 4.000%, 10/15/40	4,349
2,789	Government National Mortgage Association I, 4.000%, 10/15/40	2,634
1,732	Government National Mortgage Association I, 4.000%, 11/15/40	1,635
17,776	Government National Mortgage Association I, 4.000%, 11/15/40	16,882
51,278	Government National Mortgage Association I, 4.000%, 11/15/40	48,170
55,011	Government National Mortgage Association I, 4.000%, 11/15/40	51,408
336,071	Government National Mortgage Association I, 4.000%, 12/15/40	315,708
2,476	Government National Mortgage Association I, 4.000%, 12/15/40	2,326
2,562	Government National Mortgage Association I, 4.000%, 12/15/40	2,407
738	Government National Mortgage Association I, 4.000%, 1/15/41	693
57Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,786	Government National Mortgage Association I, 4.000%, 1/15/41	$ 10,186
9,192	Government National Mortgage Association I, 4.000%, 1/15/41	8,635
4,406	Government National Mortgage Association I, 4.000%, 2/15/41	4,140
212,166	Government National Mortgage Association I, 4.000%, 2/15/41	199,314
21,861	Government National Mortgage Association I, 4.000%, 3/15/41	20,644
3,693	Government National Mortgage Association I, 4.000%, 4/15/41	3,487
8,538	Government National Mortgage Association I, 4.000%, 5/15/41	7,995
4,316	Government National Mortgage Association I, 4.000%, 5/15/41	4,034
1,044	Government National Mortgage Association I, 4.000%, 6/15/41	981
699	Government National Mortgage Association I, 4.000%, 6/15/41	660
453,355	Government National Mortgage Association I, 4.000%, 6/15/41	423,655
11,076	Government National Mortgage Association I, 4.000%, 7/15/41	10,459
2,512	Government National Mortgage Association I, 4.000%, 7/15/41	2,372
79,615	Government National Mortgage Association I, 4.000%, 7/15/41	75,184
43,506	Government National Mortgage Association I, 4.000%, 7/15/41	40,871
25,282	Government National Mortgage Association I, 4.000%, 7/15/41	23,750
3,211	Government National Mortgage Association I, 4.000%, 8/15/41	3,001
34,202	Government National Mortgage Association I, 4.000%, 8/15/41	32,130
2,290	Government National Mortgage Association I, 4.000%, 8/15/41	2,140
15,332	Government National Mortgage Association I, 4.000%, 9/15/41	14,404
3,735	Government National Mortgage Association I, 4.000%, 9/15/41	3,527
Pioneer Strategic Income Fund | 12/31/2458

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,970	Government National Mortgage Association I, 4.000%, 9/15/41	$ 8,400
5,282	Government National Mortgage Association I, 4.000%, 9/15/41	4,988
161,155	Government National Mortgage Association I, 4.000%, 9/15/41	151,394
88,566	Government National Mortgage Association I, 4.000%, 9/15/41	82,895
2,201	Government National Mortgage Association I, 4.000%, 9/15/41	2,081
2,213	Government National Mortgage Association I, 4.000%, 10/15/41	2,090
1,666	Government National Mortgage Association I, 4.000%, 10/15/41	1,565
5,342	Government National Mortgage Association I, 4.000%, 10/15/41	5,018
4,514	Government National Mortgage Association I, 4.000%, 10/15/41	4,238
3,078	Government National Mortgage Association I, 4.000%, 10/15/41	2,891
3,688	Government National Mortgage Association I, 4.000%, 11/15/41	3,483
78,061	Government National Mortgage Association I, 4.000%, 11/15/41	73,332
4,558	Government National Mortgage Association I, 4.000%, 11/15/41	4,282
11,018	Government National Mortgage Association I, 4.000%, 12/15/41	10,240
3,992	Government National Mortgage Association I, 4.000%, 12/15/41	3,770
4,273	Government National Mortgage Association I, 4.000%, 12/15/41	4,014
395,344	Government National Mortgage Association I, 4.000%, 1/15/42	373,338
1,640	Government National Mortgage Association I, 4.000%, 2/15/42	1,549
67,695	Government National Mortgage Association I, 4.000%, 2/15/42	63,594
23,620	Government National Mortgage Association I, 4.000%, 2/15/42	22,119
938	Government National Mortgage Association I, 4.000%, 2/15/42	876
59Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,461	Government National Mortgage Association I, 4.000%, 2/15/42	$ 4,213
709,299	Government National Mortgage Association I, 4.000%, 5/15/42	666,316
24,059	Government National Mortgage Association I, 4.000%, 6/15/42	22,720
22,418	Government National Mortgage Association I, 4.000%, 6/15/42	21,060
15,174	Government National Mortgage Association I, 4.000%, 6/15/42	14,329
3,923	Government National Mortgage Association I, 4.000%, 10/15/42	3,705
222,702	Government National Mortgage Association I, 4.000%, 4/15/43	210,305
94,463	Government National Mortgage Association I, 4.000%, 5/15/43	89,209
1,299	Government National Mortgage Association I, 4.000%, 5/15/43	1,214
113,947	Government National Mortgage Association I, 4.000%, 8/15/43	107,042
54,939	Government National Mortgage Association I, 4.000%, 9/15/43	51,719
2,768	Government National Mortgage Association I, 4.000%, 9/15/43	2,600
40,066	Government National Mortgage Association I, 4.000%, 2/15/44	37,836
22,526	Government National Mortgage Association I, 4.000%, 3/15/44	21,298
591,752	Government National Mortgage Association I, 4.000%, 3/15/44	555,881
853,267	Government National Mortgage Association I, 4.000%, 3/15/44	801,542
31,223	Government National Mortgage Association I, 4.000%, 3/15/44	29,446
16,318	Government National Mortgage Association I, 4.000%, 3/15/44	15,287
171,650	Government National Mortgage Association I, 4.000%, 3/15/44	163,785
241,220	Government National Mortgage Association I, 4.000%, 4/15/44	225,410
173,704	Government National Mortgage Association I, 4.000%, 4/15/44	162,243
Pioneer Strategic Income Fund | 12/31/2460

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,202	Government National Mortgage Association I, 4.000%, 4/15/44	$ 2,065
33,638	Government National Mortgage Association I, 4.000%, 4/15/44	31,654
64,818	Government National Mortgage Association I, 4.000%, 5/15/44	60,569
293,952	Government National Mortgage Association I, 4.000%, 8/15/44	274,619
13,196	Government National Mortgage Association I, 4.000%, 8/15/44	12,204
306,407	Government National Mortgage Association I, 4.000%, 8/15/44	287,833
69,641	Government National Mortgage Association I, 4.000%, 8/15/44	65,003
14,936	Government National Mortgage Association I, 4.000%, 8/15/44	13,975
819,530	Government National Mortgage Association I, 4.000%, 9/15/44	769,592
64,171	Government National Mortgage Association I, 4.000%, 9/15/44	60,161
84,498	Government National Mortgage Association I, 4.000%, 9/15/44	81,212
1,993	Government National Mortgage Association I, 4.000%, 9/15/44	1,871
53,124	Government National Mortgage Association I, 4.000%, 9/15/44	49,997
90,955	Government National Mortgage Association I, 4.000%, 9/15/44	85,740
480,071	Government National Mortgage Association I, 4.000%, 9/15/44	449,744
55,886	Government National Mortgage Association I, 4.000%, 9/15/44	51,669
31,061	Government National Mortgage Association I, 4.000%, 9/15/44	29,240
64,893	Government National Mortgage Association I, 4.000%, 9/15/44	60,838
562,461	Government National Mortgage Association I, 4.000%, 9/15/44	531,144
1,227,742	Government National Mortgage Association I, 4.000%, 9/15/44	1,144,452
27,652	Government National Mortgage Association I, 4.000%, 10/15/44	25,950
61Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,811	Government National Mortgage Association I, 4.000%, 11/15/44	$ 6,406
5,866	Government National Mortgage Association I, 4.000%, 11/15/44	5,473
30,715	Government National Mortgage Association I, 4.000%, 11/15/44	28,795
3,948	Government National Mortgage Association I, 4.000%, 11/15/44	3,681
126,161	Government National Mortgage Association I, 4.000%, 12/15/44	118,979
41,203	Government National Mortgage Association I, 4.000%, 12/15/44	38,570
18,339	Government National Mortgage Association I, 4.000%, 12/15/44	17,318
1,798	Government National Mortgage Association I, 4.000%, 12/15/44	1,675
165,671	Government National Mortgage Association I, 4.000%, 1/15/45	154,363
317,028	Government National Mortgage Association I, 4.000%, 1/15/45	295,062
55,395	Government National Mortgage Association I, 4.000%, 1/15/45	51,557
266,799	Government National Mortgage Association I, 4.000%, 1/15/45	249,313
27,502	Government National Mortgage Association I, 4.000%, 2/15/45	25,755
93,831	Government National Mortgage Association I, 4.000%, 2/15/45	88,144
61,820	Government National Mortgage Association I, 4.000%, 2/15/45	57,918
39,089	Government National Mortgage Association I, 4.000%, 2/15/45	36,526
126,301	Government National Mortgage Association I, 4.000%, 2/15/45	117,524
65,405	Government National Mortgage Association I, 4.000%, 4/15/45	61,304
36,170	Government National Mortgage Association I, 4.000%, 5/15/45	33,962
14,928	Government National Mortgage Association I, 4.000%, 7/15/45	13,887
43,480	Government National Mortgage Association I, 4.000%, 9/15/45	40,602
Pioneer Strategic Income Fund | 12/31/2462

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,309	Government National Mortgage Association I, 4.500%, 9/15/33	$ 27,752
42,298	Government National Mortgage Association I, 4.500%, 10/15/33	40,714
16,155	Government National Mortgage Association I, 4.500%, 4/15/35	15,887
382,749	Government National Mortgage Association I, 4.500%, 3/15/38	371,379
140,869	Government National Mortgage Association I, 4.500%, 1/15/40	136,640
221,767	Government National Mortgage Association I, 4.500%, 6/15/40	214,328
74,392	Government National Mortgage Association I, 4.500%, 9/15/40	72,154
368,793	Government National Mortgage Association I, 4.500%, 11/15/40	356,795
516,963	Government National Mortgage Association I, 4.500%, 6/15/41	502,051
99,968	Government National Mortgage Association I, 4.500%, 6/15/41	96,584
137,440	Government National Mortgage Association I, 4.500%, 7/15/41	132,414
217,488	Government National Mortgage Association I, 4.500%, 8/15/41	208,672
114,029	Government National Mortgage Association I, 5.000%, 9/15/33	113,882
45,588	Government National Mortgage Association I, 5.125%, 10/15/38	45,755
23,608	Government National Mortgage Association I, 5.500%, 7/15/33	23,741
35,468	Government National Mortgage Association I, 5.500%, 1/15/34	35,969
30,958	Government National Mortgage Association I, 5.500%, 4/15/34	31,510
51,396	Government National Mortgage Association I, 5.500%, 7/15/34	52,312
46,663	Government National Mortgage Association I, 5.500%, 10/15/34	47,031
31,401	Government National Mortgage Association I, 5.500%, 1/15/35	31,961
65,412	Government National Mortgage Association I, 5.500%, 2/15/35	66,579
63Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
64,534	Government National Mortgage Association I, 5.500%, 2/15/35	$ 65,686
10,103	Government National Mortgage Association I, 5.500%, 6/15/35	10,283
11,987	Government National Mortgage Association I, 5.500%, 12/15/35	12,201
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
7,877	Government National Mortgage Association I, 5.500%, 3/15/37	7,950
35,601	Government National Mortgage Association I, 5.500%, 3/15/37	36,118
117,113	Government National Mortgage Association I, 5.750%, 10/15/38	120,683
15,484	Government National Mortgage Association I, 5.750%, 10/15/38	16,070
23,283	Government National Mortgage Association I, 6.000%, 8/15/32	23,836
21,401	Government National Mortgage Association I, 6.000%, 1/15/33	22,174
17,812	Government National Mortgage Association I, 6.000%, 2/15/33	18,099
34,836	Government National Mortgage Association I, 6.000%, 2/15/33	35,390
1,212	Government National Mortgage Association I, 6.000%, 3/15/33	1,226
9,208	Government National Mortgage Association I, 6.000%, 3/15/33	9,323
22,453	Government National Mortgage Association I, 6.000%, 3/15/33	22,794
4,977	Government National Mortgage Association I, 6.000%, 5/15/33	5,043
17,614	Government National Mortgage Association I, 6.000%, 5/15/33	17,738
32,901	Government National Mortgage Association I, 6.000%, 5/15/33	33,564
20,891	Government National Mortgage Association I, 6.000%, 6/15/33	21,216
39,744	Government National Mortgage Association I, 6.000%, 6/15/33	41,462
35,905	Government National Mortgage Association I, 6.000%, 7/15/33	37,360
Pioneer Strategic Income Fund | 12/31/2464

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,573	Government National Mortgage Association I, 6.000%, 7/15/33	$ 9,605
9,984	Government National Mortgage Association I, 6.000%, 9/15/33	10,094
51,152	Government National Mortgage Association I, 6.000%, 11/15/33	51,517
9,428	Government National Mortgage Association I, 6.000%, 1/15/34	9,665
100,050	Government National Mortgage Association I, 6.000%, 10/15/37	102,762
120,293	Government National Mortgage Association I, 6.000%, 7/15/38	125,420
1,778	Government National Mortgage Association I, 6.500%, 1/15/29	1,799
208	Government National Mortgage Association I, 6.500%, 5/15/29	213
788	Government National Mortgage Association I, 6.500%, 10/15/31	798
65	Government National Mortgage Association I, 6.500%, 12/15/31	67
475	Government National Mortgage Association I, 6.500%, 2/15/32	486
235	Government National Mortgage Association I, 6.500%, 3/15/32	241
1,469	Government National Mortgage Association I, 6.500%, 6/15/32	1,514
2,001	Government National Mortgage Association I, 6.500%, 7/15/32	2,046
1,033	Government National Mortgage Association I, 6.500%, 7/15/32	1,061
734	Government National Mortgage Association I, 6.500%, 8/15/32	749
6,355	Government National Mortgage Association I, 6.500%, 8/15/32	6,485
560	Government National Mortgage Association I, 6.500%, 8/15/32	577
12,548	Government National Mortgage Association I, 6.500%, 9/15/32	12,693
19,829	Government National Mortgage Association I, 6.500%, 9/15/32	20,505
6,015	Government National Mortgage Association I, 6.500%, 10/15/32	6,095
65Pioneer Strategic Income Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,487	Government National Mortgage Association I, 6.500%, 11/15/32	$ 10,695
16,203	Government National Mortgage Association I, 6.500%, 7/15/35	16,724
99	Government National Mortgage Association I, 7.000%, 5/15/29	101
52	Government National Mortgage Association I, 7.000%, 5/15/29	52
132	Government National Mortgage Association I, 7.000%, 5/15/31	132
1,263,709	Government National Mortgage Association II, 2.000%, 2/20/52	1,012,145
690,137	Government National Mortgage Association II, 2.000%, 7/20/52	552,825
63,214	Government National Mortgage Association II, 3.500%, 6/20/44	57,259
501,512	Government National Mortgage Association II, 3.500%, 4/20/45	452,969
814,308	Government National Mortgage Association II, 3.500%, 4/20/45	736,511
368,770	Government National Mortgage Association II, 3.500%, 4/20/45	331,387
840,794	Government National Mortgage Association II, 3.500%, 3/20/46	762,442
34,220	Government National Mortgage Association II, 3.500%, 7/20/47	30,967
1,754,134	Government National Mortgage Association II, 4.000%, 10/20/46	1,645,430
741,459	Government National Mortgage Association II, 4.000%, 2/20/48	686,617
998,229	Government National Mortgage Association II, 4.000%, 4/20/48	924,884
119,185	Government National Mortgage Association II, 4.500%, 12/20/34	115,826
97,667	Government National Mortgage Association II, 4.500%, 1/20/35	94,914
84,867	Government National Mortgage Association II, 4.500%, 3/20/35	82,477
915,038	Government National Mortgage Association II, 4.500%, 9/20/41	888,041
1,349,993	Government National Mortgage Association II, 4.500%, 9/20/44	1,297,800
Pioneer Strategic Income Fund | 12/31/2466

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
573,441	Government National Mortgage Association II, 4.500%, 10/20/44	$ 553,679
1,109,386	Government National Mortgage Association II, 4.500%, 11/20/44	1,071,153
99,037	Government National Mortgage Association II, 4.500%, 3/20/49	94,895
27,690	Government National Mortgage Association II, 5.500%, 3/20/34	28,362
721	Government National Mortgage Association II, 5.500%, 10/20/37	734
9,782	Government National Mortgage Association II, 6.000%, 5/20/32	10,077
40,354	Government National Mortgage Association II, 6.000%, 10/20/33	41,243
29	Government National Mortgage Association II, 6.500%, 1/20/28	30
669	Government National Mortgage Association II, 7.000%, 1/20/29	685
	Total U.S. Government and Agency Obligations (Cost $654,980,157)	$634,382,076

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Foreign Treasury Obligations — 0.4%
EGP668,125,000(g)(m)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 12,489,969
EGP69,800,000(g)(m)	Egypt Treasury Bills, 25.951%, 6/3/25	1,226,432
		$13,716,401

Shares
	Open-End Fund — 0.6%
19,416,858(n)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 19,416,858
		$19,416,858

	TOTAL SHORT TERM INVESTMENTS (Cost $33,724,003)	$33,133,259

67Pioneer Strategic Income Fund | 12/31/24

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
Over The Counter (OTC) Currency Put Option Purchased — 0.0%
169,000,000	Put USD/Call JPY	Citibank NA	USD 6,267,365	USD 137.28	1/8/25	$—
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 6,267,365)					$—

	TOTAL OPTIONS PURCHASED (Premiums paid $ 6,267,365)					$—

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.3% (Cost $3,629,144,180)					$3,466,707,312
Principal Amount USD ($)
	TBA Sales Commitments — (3.2)% of Net Assets
	U.S. Government and Agency Obligations — (3.2)%
(18,000,000)	Federal National Mortgage Association, 2.000%, 1/1/55 (TBA)	$ (14,002,031)
(7,000,000)	Federal National Mortgage Association, 2.500%, 1/1/55 (TBA)	(5,700,625)
(4,000,000)	Federal National Mortgage Association, 4.000%, 1/1/55 (TBA)	(3,657,513)
(52,000,000)	Federal National Mortgage Association, 5.500%, 1/1/55 (TBA)	(51,310,924)
(3,900,000)	Federal National Mortgage Association, 5.500%, 1/1/40 (TBA)	(3,925,438)
(14,000,000)	Federal National Mortgage Association, 6.000%, 1/1/55 (TBA)	(14,064,531)
(12,000,000)	Government National Mortgage Association, 4.000%, 1/20/55 (TBA)	(11,051,782)
(3,000,000)	Government National Mortgage Association, 4.500%, 1/20/55 (TBA)	(2,835,469)
	TOTAL TBA SALES COMMITMENTS (Proceeds $106,951,293)	$(106,548,313)

Pioneer Strategic Income Fund | 12/31/2468

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Written — 0.0%
(84,500,000)	Put USD/Call JPY	Citibank NA	USD 3,061,857	USD 137.28	1/8/25	$—
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $3,061,857)					$—

	OTHER ASSETS AND LIABILITIES — (1.1)%					$(36,851,459)
	net assets — 100.0%					$3,323,307,540

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $1,951,775,714, or 58.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is in default.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate shown represents yield-to-maturity.
69Pioneer Strategic Income Fund | 12/31/24

(n)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$504,100
Acorn Re	10/25/2024	500,000	501,500
Adare Re 2025	12/31/2024	1,030,000	1,030,000
Alamo Re	4/12/2023	1,003,572	1,047,700
Alamo Re	4/4/2024	500,000	522,250
Alamo Re	4/4/2024	250,000	260,800
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	23,031	9,715
Alturas Re 2022-2	1/18/2022	—	129,593
Aquila Re	5/10/2023	750,000	787,350
Aquila Re	4/26/2024	500,000	513,800
Atlas Capital	5/17/2023	1,250,000	1,309,250
Atlas Re	5/24/2024	750,000	847,575
Ballybunion Re 2022	3/9/2022	—	94,612
Banbury-PI0050 Re 2024	8/19/2024	1,000,000	1,061,509
Bantry Re 2024	2/1/2024	4,774,973	5,672,716
Berwick Re 2020-1	9/24/2020	—	14,352
Berwick Re 2024-1	1/10/2024	2,500,000	2,961,039
Blue Ridge Re	11/14/2023	500,000	509,200
Blue Ridge Re	11/14/2023	1,250,000	1,303,500
Bonanza Re	3/11/2022	250,000	251,928
Bonanza Re	1/6/2023	250,000	258,550
Bonanza Re	12/16/2024	250,000	249,968
Bonanza Re	12/16/2024	1,000,000	999,949
Cape Lookout Re	4/14/2023	1,000,000	1,043,900
Cat Re 2001	11/14/2023	500,000	516,000
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	966,259
Commonwealth Re	6/15/2022	750,000	760,650
Easton Re	5/16/2024	247,059	256,950
Eden Re II	1/25/2021	104,008	33,184
Eden Re II	1/21/2022	17,255	20,337
Eden Re II	1/17/2023	—	88,035
Eden Re II	1/10/2024	2,900,000	3,515,670
FloodSmart Re	2/14/2022	2,261,567	2,290,455
FloodSmart Re	2/29/2024	1,000,000	1,050,550
Pioneer Strategic Income Fund | 12/31/2470

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Four Lakes Re	12/15/2021	$500,000	$498,500
Four Lakes Re	12/8/2023	250,000	254,950
Four Lakes Re	12/11/2024	250,000	249,985
Four Lakes Re	12/11/2024	250,000	249,967
Fuchsia 2024-1	12/18/2024	750,000	749,625
Galileo Re	12/4/2023	1,000,000	1,046,500
Galileo Re	12/4/2023	500,000	508,850
Gamboge Re	5/9/2024	4,363,285	5,024,903
Gateway Re	2/3/2023	500,000	544,745
Gateway Re	3/11/2024	250,000	256,575
Gateway Re	12/19/2024	256,774	256,875
Gateway Re II	4/13/2023	250,000	265,850
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	187,500
Gullane Re 2024	2/14/2024	4,728,673	5,504,261
Harambee Re 2018	12/19/2017	52,124	1,500
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	10/19/2020	500,000	498,500
Herbie Re	12/17/2024	500,000	499,966
High Point Re	12/1/2023	2,500,000	2,542,000
Integrity Re	5/9/2022	500,000	50,000
Integrity Re	3/23/2023	1,250,000	1,305,000
International Bank for Reconstruction & Development	4/3/2024	250,000	261,000
International Bank for Reconstruction & Development	5/1/2024	250,000	265,925
Kendall Re	4/22/2024	1,000,000	1,057,600
Kilimanjaro III Re	6/15/2022	1,000,000	1,021,400
Lightning Re	3/20/2023	1,000,000	1,075,000
Locke Tavern Re	3/23/2023	1,000,000	1,023,900
Long Point Re IV	5/13/2022	2,500,000	2,536,000
Lorenz Re 2019	7/10/2019	383,729	19,853
Mangrove Risk Solutions	6/17/2024	224,653	240,200
Mangrove Risk Solutions	7/9/2024	—	24,325
Mangrove Risk Solutions	7/9/2024	—	4,100
Mangrove Risk Solutions	7/9/2024	—	1,100
Marlon Re	5/24/2024	250,000	251,125
Matterhorn Re	12/15/2021	250,000	250,000
Matterhorn Re	3/10/2022	1,750,000	1,760,500
Matterhorn Re	3/10/2022	750,000	760,500
Mayflower Re	6/21/2024	750,000	771,525
Merion Re 2022-2	3/1/2022	6,223,982	5,883,977
Merion Re 2024-1	1/11/2024	843,568	1,049,965
Merna Re II	5/8/2024	500,000	525,400
Merna Re II	5/8/2024	500,000	527,000
Merna Re II	5/8/2024	1,000,000	1,061,000
Mona Lisa Re	12/30/2022	800,000	841,520
Mystic Re	12/12/2023	849,304	891,055
71Pioneer Strategic Income Fund | 12/31/24

Restricted Securities	Acquisition date	Cost	Value
Mystic Re IV	12/16/2022	$2,900,000	$3,044,420
Northshore Re II	6/22/2022	500,000	514,350
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	1,331,037	1,538,488
Old Head Re 2024	1/5/2024	183,891	260,777
Pangaea Re 2024-1	2/27/2024	2,750,000	3,300,296
Pangaea Re 2024-3	7/31/2024	2,500,000	2,696,356
Phoenix 3 Re	12/21/2020	779,867	779,791
PI0047 2024-1	1/26/2024	9,257,634	10,220,788
PI0048 Re 2024	6/12/2024	2,527,350	3,056,190
Pine Valley Re 2024	1/17/2024	621,894	739,567
Portsalon Re 2022	7/15/2022	323,453	366,768
Purple Re	4/2/2024	500,000	519,250
Queen Street Re	5/12/2023	2,500,000	2,578,250
Residential Re	11/22/2022	1,500,000	1,583,100
Residential Re	11/7/2023	1,500,000	1,578,000
Residential Re	11/7/2023	750,000	787,575
Residential Re	11/4/2024	750,000	764,858
Residential Re 2004	11/4/2024	750,000	770,923
Sanders Re	1/16/2024	750,000	780,450
Sanders Re	12/10/2024	1,500,000	1,499,898
Sanders Re	12/10/2024	2,000,000	2,002,706
Sanders Re II	3/1/2022	2,250,000	2,254,500
Sanders Re III	11/30/2022	750,000	791,025
Sanders Re III	3/24/2023	250,000	260,300
Sector Re V	12/30/2022	—	148,244
Sector Re V	12/4/2023	4,000,000	5,488,252
Sector Re V	12/29/2023	2,500,000	3,430,157
Silk Road Re	12/23/2024	250,000	248,750
Sussex Re	12/7/2020	750,000	747,750
Sussex Re 2021-1	1/26/2021	—	—
Thopas Re 2020	12/30/2019	—	800
Thopas Re 2021	12/30/2020	—	46,500
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	10,854
Thopas Re 2024	2/2/2024	3,192,294	4,119,017
Torricelli Re 2021	7/2/2021	—	18,323
Torricelli Re 2022	7/26/2022	—	10,500
Torricelli Re 2023	7/26/2023	—	58,825
Torricelli Re 2024	7/25/2024	2,975,976	3,298,914
Ursa Re	4/12/2023	500,000	511,050
Veraison Re	12/14/2022	500,000	523,200
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	127,085
Viribus Re 2022	4/18/2022	—	4,000
Viribus Re 2023	2/2/2023	—	69,450
Viribus Re 2024	3/19/2024	250,000	345,325
Vitality Re XII	9/21/2023	249,937	249,250
Pioneer Strategic Income Fund | 12/31/2472

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Vitality Re XIII	1/4/2023	$1,960,529	$1,992,800
Vitality Re XIV	1/25/2023	4,004,901	4,051,200
Vitality Re XIV	1/25/2023	400,000	407,040
Walton Health Re 2019	7/18/2019	—	41,097
Walton Health Re 2022	7/13/2022	7,000	291,507
Total Restricted Securities			$142,911,609
% of Net assets			4.3%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,100,000	USD	16,015,816	Bank of America NA	1/23/25	$(1,098,824)
EUR	24,696,500	USD	26,741,716	Bank of America NA	1/23/25	(1,136,480)
USD	2,859,418	MXN	58,700,000	Bank of America NA	3/27/25	84,455
AUD	39,580,000	USD	25,348,703	Citibank NA	1/23/25	(850,174)
USD	5,375,660	CAD	7,465,000	Citibank NA	2/4/25	175,690
USD	14,053,528	IDR	223,950,000,000	Citibank NA	3/27/25	316,140
BRL	136,035,000	USD	23,240,339	Goldman Sachs & Co.	2/7/25	(1,377,669)
CLP	16,000,000,000	USD	17,060,298	Goldman Sachs & Co.	1/10/25	(973,398)
INR	1,416,850,000	USD	16,778,118	Goldman Sachs & Co.	1/24/25	(271,489)
TRY	462,500,000	USD	10,950,773	Goldman Sachs & Co.	1/10/25	1,999,732
USD	8,267,542	EUR	7,695,000	HSBC Bank USA NA	1/23/25	289,396
USD	16,991,619	EUR	16,016,000	HSBC Bank USA NA	2/24/25	362,843
USD	2,598,544	EUR	2,490,000	HSBC Bank USA NA	3/21/25	10,035
USD	1,062,905	EUR	985,000	JPMorgan Chase Bank NA	1/23/25	41,661
USD	67,614,180	EUR	64,270,000	JPMorgan Chase Bank NA	3/21/25	801,546
USD	1,528,677	EUR	1,435,000	State Street Bank & Trust Co.	1/23/25	40,875
USD	4,878,098	GBP	3,845,000	State Street Bank & Trust Co.	3/27/25	67,687
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(1,517,974)
73Pioneer Strategic Income Fund | 12/31/24

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
6,722	U.S. 5 Year Note (CBT)	3/31/25	$717,573,026	$714,580,126	$(2,992,900)
1,439	U.S. 10 Year Note (CBT)	3/20/25	158,012,558	156,491,250	(1,521,308)
1,305	U.S. 10 Year Ultra Bond	3/20/25	147,488,234	145,262,812	(2,225,422)
285	U.S. Long Bond (CBT)	3/20/25	33,492,340	32,445,469	(1,046,871)
1,224	U.S. Ultra Bond (CBT)	3/20/25	150,431,457	145,541,250	(4,890,207)
			$1,206,997,615	$1,194,320,907	$(12,676,708)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
650	Euro-Bund	3/6/25	$(91,823,770)	$(89,845,485)	$1,978,285
478	U.S. 2 Year Note (CBT)	3/31/25	(98,228,468)	(98,281,282)	(52,814)
			$(190,052,238)	$(188,126,767)	$1,925,471
TOTAL FUTURES CONTRACTS			$1,016,945,377	$1,006,194,140	$(10,751,237)
CBT	Chicago Board of Trade.
Pioneer Strategic Income Fund | 12/31/2474

Schedule of Investments  |  12/31/24
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
2,295,762	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(46,042)	$(15,118)	$(61,160)
422,770,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	(29,204,001)	(3,843,028)	(33,047,029)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(29,250,043)	$(3,858,146)	$(33,108,189)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstan Tenge
MXN — Mexican Peso
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
75Pioneer Strategic Income Fund | 12/31/24

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$20,055,066	$—	$20,055,066
Common Stocks
Automobile Components	—	956,540	—	956,540
Communications Equipment	—	152,526	—	152,526
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,612,473	—	2,612,473
All Other Common Stocks	300,272	—	—	300,272
Asset Backed Securities	—	330,735,695	390,000	331,125,695
Collateralized Mortgage Obligations	—	362,815,708	—	362,815,708
Commercial Mortgage-Backed Securities	—	175,498,573	—*	175,498,573
Convertible Corporate Bonds	—	12,656,729	—	12,656,729
Corporate Bonds
Pharmaceuticals	—	25,197,460	—*	25,197,460
All Other Corporate Bonds	—	1,588,349,562	—	1,588,349,562
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,030,000	1,030,000
Multiperil – Massachusetts	—	—	366,768	366,768
Multiperil – U.S.	—	—	11,521,859	11,521,859
Multiperil – Worldwide	—	—	8,187,607	8,187,607
Windstorm – North Carolina	—	—	29,525	29,525
Windstorm – U.S.	—	—	3,056,190	3,056,190
Windstorm – U.S. Regional	—	—	1,538,488	1,538,488
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,500	1,500
Multiperil – Worldwide	—	—	48,274,764	48,274,764
All Other Insurance-Linked Securities	—	68,904,908	—	68,904,908
Foreign Government Bonds	—	136,559,764	—	136,559,764
U.S. Government and Agency Obligations	—	634,382,076	—	634,382,076
Foreign Treasury Obligations	—	13,716,401	—	13,716,401
Open-End Fund	19,416,858	—	—	19,416,858
Over The Counter (OTC) Currency Put Option Purchased	—	—	—	—
Total Investments in Securities	$19,717,130	$3,372,593,481	$74,396,701	$3,466,707,312
Liabilities
TBA Sales Commitments	$—	$(106,548,313)	$—	$(106,548,313)
Total Liabilities	$—	$(106,548,313)	$—	$(106,548,313)
Pioneer Strategic Income Fund | 12/31/2476

Schedule of Investments  |  12/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$—	$—	$—	$—
Net unrealized depreciation on forward foreign currency exchange contracts	—	(1,517,974)	—	(1,517,974)
Net unrealized depreciation on futures contracts	(10,751,237)	—	—	(10,751,237)
Centrally cleared swap contracts^	—	(3,858,146)	—	(3,858,146)
Total Other Financial Instruments	$(10,751,237)	$(5,376,120)	$—	$(16,127,357)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/24	$108,947	$345,000	$—*	$1	$77,733,723	$78,187,671
Realized gain (loss)	—	—	—	—	(2,313,795)	(2,313,795)
Changed in unrealized appreciation (depreciation)	43,579	17,367	—*	(180,987)	3,510,173	3,390,132
Return of capital	—	27,633	—	—	(3,282,355)	(3,254,722)
Purchases	—	—	—	—	1,809,791	1,809,791
Sales	—	—	—	—	(3,450,836)	(3,450,836)
Transfers in to Level 3**	—	—	—	180,986	—	180,986
Transfers out of Level 3**	(152,526)	—	—	—	—	(152,526)
Balance as of 12/31/24	$—*	$390,000	$—*	$—*	$74,006,701	$74,396,701
*	Securities valued at $0.
**	Transfers are calculated on the beginning of period values. During the period ended December 31, 2024, a security valued at $108,947 was transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine the value. A Security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2024:		$2,148,245
77Pioneer Strategic Income Fund | 12/31/24